Financial Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) Customer	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2023 CNY (¥) Customer
Financial Risk Management [Line Items]
Equity investments	¥ 26,231,000,000	¥ 14,498,000,000
Customers represented percentage of revenue	10.00%	10.00%	10.00%
Number of customers accounted for revenues | Customer	0	0	0
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	0	0	¥ 0
Level One Hierarchy
Financial Risk Management [Line Items]
Equity investments	26,217,000,000	14,498,000,000
Level Three Hierarchy
Financial Risk Management [Line Items]
Equity investments	14,000,000
Fair value in profit and loss | Level Three Hierarchy
Financial Risk Management [Line Items]
Equity investments	386,000,000	355,000,000
Foreign Exchange Risk | USD
Financial Risk Management [Line Items]
Financial assets	14,000,000	18,000,000
Financial liabilities	9,000,000	1,000,000
Foreign Exchange Risk | RMB
Financial Risk Management [Line Items]
Financial assets	128,000,000	25,000,000
Financial liabilities	¥ 1,217,000,000	¥ 1,167,000,000
Equity Price Risk
Financial Risk Management [Line Items]
Effect of changes in equity price	5.00%	5.00%
Post-tax profit	¥ 11,000,000	¥ 13,000,000
Impact in other comprehensive income	1,312,000,000	725,000,000
Liquidity Risk | Less than 1 year | Other Payables and Other Liabilities
Financial Risk Management [Line Items]
contractual undiscounted cash flows	3,558,000,000	3,381,000,000
Liquidity Risk | Between 2 and 5 years | Other Payables and Other Liabilities
Financial Risk Management [Line Items]
contractual undiscounted cash flows	393,000,000
Liquidity Risk | Over 5 years | Other Payables and Other Liabilities
Financial Risk Management [Line Items]
contractual undiscounted cash flows	158,000,000
Lease Liabilities Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	118,000,000	125,000,000
Lease Liabilities Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	209,000,000	223,000,000
Lease Liabilities Payable | Liquidity Risk | Over 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	6,000,000	9,000,000
Senior Unsecured Notes | Less than 1 year
Financial Risk Management [Line Items]
Borrowings	70,000,000	2,258,000,000
Senior Unsecured Notes | Between 2 and 5 years
Financial Risk Management [Line Items]
Borrowings	¥ 3,795,000,000	288,000,000
Senior Unsecured Notes | Over 5 years
Financial Risk Management [Line Items]
Borrowings		¥ 3,666,000,000